Segmented financial information - Property and equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Property and equipment	$ 1,432,133	$ 460,974
Australia
Disclosure of operating segments [line items]
Property and equipment	1,316,010	325,228
Canada
Disclosure of operating segments [line items]
Property and equipment	35,331	14,084
United Kingdom
Disclosure of operating segments [line items]
Property and equipment	13,485	8,420
United States
Disclosure of operating segments [line items]
Property and equipment	$ 67,307	$ 113,242